Long-term investments (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment, Profit Sharing Percentage			75.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss) after Attributable to Joint Venture Partner			$ 0	$ 13,232
Payments to Acquire Equity Method Investments		955	0	0
Income (Loss) from Equity Method Investments		14,458	13,444	16,190
Equity Method Investment, Ownership Percentage			50.00%
Cummins Westport, Inc. [Member]
Equity Method Investment, Profit Sharing Percentage			25.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)		25,916	17,022	25,599
Equity Method Investment, Ownership Percentage			50.00%
Westport Light Duty Canada Inc [Member]
Equity Method Investment, Profit Sharing Percentage	35.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	4,316
Income (Loss) from Equity Method Investments		$ 1,438	$ 4,264	$ 2,881